Shareholders' equity (Narrative) (Details)	1 Months Ended		12 Months Ended
	Feb. 19, 2020 CAD ($) $ / shares shares	Jun. 25, 2019 CAD ($) Share $ / shares shares	Mar. 31, 2022 CAD ($) Share $ / shares shares	Mar. 31, 2021 CAD ($) Share $ / shares shares	Mar. 31, 2020 CAD ($) Share $ / shares shares
Disclosure of classes of share capital [line items]
Net proceeds from issuing shares			$ 272,024	$ 5,025,608	$ 25,752,074
Payments for share issue costs			$ 0	$ 239,589	$ 1,381,417
Number of share options outstanding | Share			5,324,481	4,949,106	4,507,606
Weighted average exercise price of share options exercisable | $ / shares			$ 2.31
Additional options authorized under plan | shares			5,548,393	5,894,031
Term of share option granted			10 years
Weighted average fair value | $ / shares			$ 1.13	$ 2.73	$ 1.36
2020 Equity Offering [Member]
Disclosure of classes of share capital [line items]
Number of units granted | shares	7,419,800
Units issued, price per unit | $ / shares	$ 1.55
Gross proceeds from issuing units	$ 11,500,000
Net proceeds from issuing units	$ 10,300,000
Exercise price of warrants granted | $ / shares	$ 2
Number of warrants exercised | shares			105,750	2,493,254	0
Proceeds from exercise of warrants			$ 211,500	$ 4,986,508	$ 0
Number of warrants expired unexercised | shares	1,630,282
Agents’ warrants [Member]
Disclosure of classes of share capital [line items]
Number of warrants granted | shares	519,386
Exercise price of warrants granted | $ / shares	$ 2
2019 Rights Offering [Member]
Disclosure of classes of share capital [line items]
Number of common shares in rights offering | shares		44,083,203
Price per common share issued | $ / shares		$ 0.35
Gross proceeds from issuing shares		$ 15,429,121
Net proceeds from issuing shares		$ 15,284,430
Per share price | $ / shares		$ 0.35
2019 Rights Offering [Member] | Directors and officers [Member]
Disclosure of classes of share capital [line items]
Rights exercised | Share		14,306,740
Percentage of Rights Offering shares issued as a result of Rights exercised		32.50%
2019 Rights Offering [Member] | Large Scale Investments Limited [Member] | Convertible note [Member]
Disclosure of classes of share capital [line items]
Repayment of convertible note, loan and accrued interest		$ 2,565,022
2019 Rights Offering [Member] | Large Scale Investments Limited [Member] | Loan [Member]
Disclosure of classes of share capital [line items]
Repayment of convertible note, loan and accrued interest		$ 1,607,183
Restricted Share Units ("RSU") [Member]
Disclosure of classes of share capital [line items]
Number of units granted | Share			121,000
Grant date fair value per unit			$ 1.35
Number of units outstanding | Share			118,000
Bottom of range [Member]
Disclosure of classes of share capital [line items]
Weighted average exercise price of share options exercisable | $ / shares			$ 0.23
Top of range [Member]
Disclosure of classes of share capital [line items]
Weighted average exercise price of share options exercisable | $ / shares			$ 4.89
Research and development [Member]
Disclosure of classes of share capital [line items]
Stock-based compensation			$ 403,695	7,706	16,757
General and administrative [Member]
Disclosure of classes of share capital [line items]
Stock-based compensation			1,031,983	1,550,828	469,472
Deferred development costs [Member]
Disclosure of classes of share capital [line items]
Stock-based compensation			$ 524,947	$ 319,610	$ 50,660